Supplement to Prospectus Dated May 1, 2000

                       Supplement dated September 25, 2000

This Supplement should be retained with the current Prospectus for your variable annuity contract issued by American Skandia Life Assurance Corporation ("American Skandia"). If you do not have a current prospectus please contact American Skandia at 1-800-SKANDIA.

                            A. PROPOSED SUBSTITUTION

American Skandia has filed an application with the Securities and Exchange Commission ("SEC") to substitute the following "Replaced Portfolio/Sub-account" with the "Substitute Portfolio/Sub-account":

--------------------------------------------------------- ---------- ---------------------------------------------------------------
             REPLACED PORTFOLIO/SUB-ACCOUNT                                         SUBSTITUTE PORTFOLIO/SUB-ACCOUNT
--------------------------------------------------------- ---------- ---------------------------------------------------------------
--------------------------------------------------------------- -------- -----------------------------------------------------------
Alger American MidCap Growth portfolio of The Alger American             AST Alger Mid-Cap Growth portfolio of American Skandia
Fund/AA MidCap Growth Sub-account                                        Trust/AST Alger Mid-Cap Growth Sub-account
--------------------------------------------------------------- -------- -----------------------------------------------------------

As part of the Substitution, American Skandia is seeking permission to allow transfers from the Replaced Portfolio/Sub-account to any other investment options available under the Annuity for a period beginning from the date of this Supplement without the imposition of any transfer fee. Additionally, American Skandia Life Assurance Corporation will not exercise any rights reserved under the Annuity to impose additional restrictions on transfers until at least 30 days after the Substitution. Under the proposed substitution, any such transfers would not count in determining whether the maximum number of free transfers has been exceeded. Furthermore, under the proposed substitution, the transfer of
Account Value from the Replaced Portfolio/Sub-account to the Substitute Portfolio/Sub-account would likewise not be subject to a transfer fee nor count in determining whether the maximum number of free transfers have been exceeded. The proposed substitution will not affect your rights or our obligations under the Annuity. American Skandia will bear any expenses in connection with the proposed substitution.

Contract Owners with Account Value allocated to the Replaced Portfolio/Sub-account may remain in the Sub-account until the earliest to occur of: (1) the date they transfer Account Value out of the Replaced Portfolio/Sub-account; or (2) the date the proposed substitution is completed. On or after the date of the substitution, the Replaced Portfolio/Sub-account will no longer exist. Contract Owners will no longer be able to allocate Account Value to the Replaced Portfolio/Sub-account after the substitution date.

                      B. INVESTMENT OBJECTIVES AND POLICIES

A short description of the investment objective (in italics) and a short, summary description of the key policies for the Substitute Portfolio follows. The AST Alger Mid-Cap Growth portfolio of American Skandia Trust is not currently available; however, it will be available at the time the Substitution is effective.

------------------- ---------------------------------------------------------------------------------------- -----------------------
                                                                                                           PORTFOLIO
      STYLE/                       INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ ---------------
------------------- ------------------------------------------------------------------------------------------------ ---------------

                  AST Alger Mid-Cap Growth:  seeks long-term capital growth. The                          Fred Alger
                  Portfolio  invests  primarily  in equity  securities,  such as                          Management, Inc.
                  common or preferred stocks,  that are listed on U.S. exchanges or in the over-the-counter market. Under normal circumstances,
 MID CAP          the Portfolio  invests  primarily in the equity  securities of
 GROWTH           companies having a market  capitalization  within the range of companies  in the S&P  MidCap  400 Index.  The  Portfolio  may
                  invest up to 35% of its total  assets  in equity  security  of companies  that,  at the time of  purchase,  have total market capitalization  outside  the  range  of  companies  in the S&P
                  MidCap  400 Index and in excess of that  amount (up to 100% of its assets) during temporary defensive periods.

------------------- ------------------------------------------------------------------------------------------------ ---------------

GAL3 - SUPP. (09/25/2000)